united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)
Class I Shares (Symbol: WAVIX)

Longboard Fund
(formerly known as Longboard Alternative Growth Fund)

Class A Shares (Symbol: LONAX)
Class I Shares (Symbol: LONGX)

Semi-Annual Report
November 30, 2023

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the period ended November 30, 2023, as compared to its benchmarks:

						Annualized	Annualized
			Annualized	Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	Ten Year	November 30, 2023	November 30, 2023
Longboard Managed Futures Strategy Fund - Class A	(0.20)%	2.00%	7.18%	2.21%	2.51%	N/A	1.88%
Longboard Managed Futures Strategy Fund - Class A with load	(5.95)%	(3.86)%	5.10%	1.01%	1.90%	N/A	1.32%
Longboard Managed Futures Strategy Fund - Class I	(0.10)%	2.32%	7.44%	2.48%	2.78%	2.29%	N/A
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (a)	2.71%	4.94%	2.01%	1.83%	1.21%	1.07%	1.13%
SG Trend Index (b)	(2.02)%	(4.08)%	12.50%	9.37%	5.33%	4.18%	4.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on November 30, 2023, which may differ from what is presented in the financial highlights. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.24% for Class A and 2.99% for Class I shares per the October 1, 2023, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

(a)	The ICE Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

(b)	The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Fund’s Top Industry Sectors are as follows:

Industry Sector/Investment Type	% Net Assets
U.S. Treasury Bill	55.2%
Other Assets in Excess of Liabilities +	44.8%
100.0%

+	Includes unrealized appreciation/(depreciation) on derivative contracts.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the period ended November 30, 2023, as compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2023	November 30, 2023
Longboard Fund - Class A	5.78%	(4.38)%	1.03%	7.49%	N/A	5.92%
Longboard Fund - Class A with load	(0.32)%	(9.90)%	(0.94)%	6.23%	N/A	5.14%
Longboard Fund - Class I	5.92%	(4.14)%	1.29%	7.80%	5.91%	N/A
Morningstar Moderate Target Risk Index (a)	4.28%	5.56%	1.44%	5.58%	5.27%	6.15%
Russell 2000 Total Return Index (b)	4.24%	(2.56)%	1.13%	4.78%	5.73%	7.35%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 2.24% for Class A and 1.99% for Class I shares per the October 1, 2023, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 19, 2015.

***	Inception date for Class A is December 9, 2015.

(a)	The Morningstar Moderate Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.

Longboard Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The index returns are unmanaged and do not reflect the deduction of any fees or expenses.

The Fund’s Top Industry Sectors are as follows:

Industry Sector/Investment Type	% Net Assets
Common Stocks
Insurance	7.1%
Oil & Gas Producers	5.5%
Machinery	3.7%
Technology Services	3.5%
Electrical Equipment	3.4%
Commercial Support Services	3.3%
Biotech & Pharma	3.0%
Transportation & Logistics	2.8%
Software	2.8%
Retail - Discretionary	2.7%
Other Sectors	46.1%
U.S. Treasury Bill	11.1%
Preferred Stock
Real Estate Owners & Developers	0.0	% +
Right
Biotech & Pharma	0.0	% +
Other Assets in Excess of Liabilities	5.0%
	100.0%

+	Amount represents less than 0.05%.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.2%
	U.S. TREASURY BILL — 55.2%
15,000,000	United States Treasury Bill(a) (Cost $14,803,238)	5.3100	02/29/24	$14,803,875

	TOTAL INVESTMENTS - 55.2% (Cost $14,803,238)			$14,803,875
	OTHER ASSETS IN EXCESS OF LIABILITIES - 44.8%			12,027,606
	NET ASSETS - 100.0%			$26,831,481

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
4	CBOT Rough Rice Future(c)	01/12/2024	$138,760	$(240)
11	CBOT Soybean Meal Future(c)	01/12/2024	466,400	(27,390)
1	CME E-Mini NASDAQ 100 Index Future	12/15/2023	319,710	6,244
6	CME Live Cattle Future(c)	02/29/2024	412,380	(7,060)
5	Cocoa Future(c)	03/13/2024	224,567	81,887
5	FTSE/MIB Index Future	12/15/2023	810,459	40,199
2	ICE Gas Oil Future(c)	01/11/2024	157,300	(3,550)
19	LME Lead Future(c)	12/18/2023	999,757	(70,633)
13	MEFF Madrid IBEX 35 Index Future	12/15/2023	1,424,893	45,118
6	NYBOT CSC Cocoa Future(c)	03/13/2024	256,620	21,720
8	NYBOT CSC Number 11 World Sugar Future(c)	02/29/2024	233,318	(7,437)
2	NYBOT CTN Frozen Concentrated Orange Juice A(c)	01/10/2024	120,300	4,522
2	NYMEX NY Harbor ULSD Futures(c)	12/29/2023	231,353	(2,083)
15	OSE Nikkei 225 mini Future	12/07/2023	338,959	6,156
13	Robusta Coffee Future 10-Tonne(c)	01/25/2024	339,430	48,230
3	TSE TOPIX (Tokyo Price Index) Future	12/07/2023	480,816	3,237
12	White Sugar Future(c)	02/14/2024	430,261	(13,265)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$125,655

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
81	3 Month Euro Euribor Future	03/18/2024	$21,208,724	$(38,135)
14	CBOT 10 Year US Treasury Note	03/19/2024	1,537,156	(5,687)
18	CBOT 2 Year US Treasury Note Future	03/28/2024	3,680,297	(10,688)
22	CBOT 5 Year US Treasury Note	03/28/2024	2,350,734	(8,765)
18	CBOT Corn Future(c)	03/14/2024	434,475	2,700
7	CBOT US Treasure Bond Futures	03/19/2024	815,063	(1,969)
7	CBOT Wheat Future(c)	03/14/2024	209,300	(87)

See accompanying notes to consolidated financial statements.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
11	CME E-mini Russell 2000 Index Futures	12/15/2023	$996,710	$(36,825)
9	CME Feeder Cattle Future(c)	01/25/2024	989,775	(29,850)
9	CME Lean Hogs Future(c)	02/14/2024	257,310	15,440
8	Eurex 10 Year Euro BUND Future	12/07/2023	1,151,850	(10,444)
38	Eurex 2 Year Euro SCHATZ Future	12/07/2023	4,358,544	(1,631)
5	Eurex 30 Year Euro BUXL Future	12/07/2023	707,989	(3,160)
19	Eurex 5 Year Euro BOBL Future	12/07/2023	2,429,800	(14,736)
22	Euronext Milling Wheat Future(c)	03/11/2024	270,870	6,314
11	Euronext Rapeseed Future(c)	01/31/2024	269,822	5,173
8	KCBT Hard Red Winter Wheat Future(c)	03/14/2024	257,200	2,400
14	LME Lead Future(c)	12/18/2023	736,663	(8,151)
4	LME Nickel Future(c)	12/18/2023	395,664	108,805
11	LME Primary Aluminum Future(c)	12/18/2023	595,653	7,674
8	LME Zinc Future(c)	12/18/2023	494,950	1,346
7	Long Gilt Future	03/26/2024	854,290	(5,010)
8	Montreal Exchange 10 Year Canadian Bond Future	03/19/2024	706,101	(9,233)
62	Montreal Exchange 3 Month Canadian Bank Acceptance	03/18/2024	10,830,557	(63,490)
8	NYMEX Henry Hub Natural Gas Futures(c)	12/27/2023	224,160	56,880
2	NYMEX Palladium Future(c)	03/26/2024	204,080	13,040
19	SFE 10 Year Australian Bond Future	12/15/2023	1,414,293	28,756
59	SFE 3 Year Australian Bond Future	12/15/2023	4,114,350	20,089
47	Three-Month SOFR Futures	03/19/2024	11,118,144	7,931
4	Ultra U.S. Treasury Bond Futures	03/19/2024	492,000	(2,344)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$26,343

	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$151,998

(a)	Zero coupon bond.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2023

						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:	To Sell:
Brazilian Real	United States Dollars	12/20/2023	Jefferies	3,300,000	$669,446	$4,942
Mexican Peso	United States Dollars	12/20/2023	Jefferies	10,000,000	574,406	(16)
Polish Zloty	United States Dollars	12/20/2023	Jefferies	4,000,000	999,135	78,816
Swedish Krona	United States Dollars	12/20/2023	Jefferies	10,400,500	991,214	(8,786)
Swiss Franc	United States Dollars	12/20/2023	Jefferies	1,625,000	1,859,356	25,523
Brazilian Real	United States Dollars	03/20/2024	Jefferies	3,100,000	623,145	(1,855)
					$5,716,702	$98,624

To Sell:	To Buy:
Australian Dollar	United States Dollars	12/20/2023	Jefferies	1,900,000	$1,256,069	$(33,975)
Brazilian Real	United States Dollars	12/20/2023	Jefferies	3,300,000	669,446	1,967
Canadian Dollar	United States Dollars	12/20/2023	Jefferies	4,000,000	2,948,839	(53,015)
Japanese Yen	United States Dollars	12/20/2023	Jefferies	125,000,000	845,482	16,598
Norwegian Krone	United States Dollars	12/20/2023	Jefferies	11,038,000	1,020,557	(20,556)
Swedish Krona	United States Dollars	12/20/2023	Jefferies	11,128,534	1,060,599	(60,599)
Swiss Franc	United States Dollars	12/20/2023	Jefferies	1,625,000	1,859,355	(40,934)
					$9,660,347	$(190,514)

Total						$(91,890)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount To Buy	Local Currency Amount To Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	Canadian Dollar	12/20/2023	Jefferies	3,000,000	2,710,650	1,983,267	(1,998,318)	$(15,051)
Australian Dollar	Japanese Yen	12/20/2023	Jefferies	2,400,000	225,227,040	1,586,614	(1,523,402)	63,212
British Pound	Australian Dollar	12/20/2023	Jefferies	875,000	1,681,289	1,104,709	(1,111,482)	(6,773)
British Pound	Euro	12/20/2023	Jefferies	2,046,573	2,375,000	2,583,850	(2,586,900)	(3,050)
British Pound	Japanese Yen	12/20/2023	Jefferies	625,000	112,768,063	789,078	(762,746)	26,332
Canadian Dollar	Australian Dollar	12/20/2023	Jefferies	2,622,630	3,000,000	1,933,428	(1,983,267)	(49,839)
Canadian Dollar	Japanese Yen	12/20/2023	Jefferies	1,200,000	128,873,280	884,652	(871,680)	12,972
Euro	Japanese Yen	12/20/2023	Jefferies	625,000	97,150,750	680,763	(657,113)	23,650
Swiss Franc	Japanese Yen	12/20/2023	Jefferies	500,000	81,864,650	572,109	(553,720)	18,389
Total				13,894,203	655,650,722	$12,118,470	$12,048,628	$69,842

	NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS							$(22,048)

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9%
	AEROSPACE & DEFENSE - 2.6%
3,321	AAR Corporation(a)	$230,145
709	General Dynamics Corporation	175,102
1,486	HEICO Corporation	254,151
1,636	HEICO Corporation, Class A	224,803
5,521	Howmet Aerospace, Inc.	290,405
7,048	Leonardo DRS, Inc.(a)	129,895
1,272	Moog, Inc., Class A	178,093
414	Northrop Grumman Corporation	196,716
6,389	Park Aerospace Corporation	96,346
2,537	Textron, Inc.	194,486
159	TransDigm Group, Inc.	153,096
1,386	Woodward, Inc.	187,359
		2,310,597
	APPAREL & TEXTILE PRODUCTS - 0.9%
416	Deckers Outdoor Corporation(a)	276,211
1,783	Oxford Industries, Inc.	161,237
1,241	Ralph Lauren Corporation	160,561
3,849	Skechers USA, Inc., Class A(a)	226,744
		824,753
	ASSET MANAGEMENT - 1.4%
563	Ameriprise Financial, Inc.	199,026
2,892	Apollo Global Management, Inc.	266,064
2,091	Ares Management Corporation, Class A	234,715
3,590	F&G Annuities & Life, Inc.	146,508
3,827	ODP Corporation (The)(a)	174,320
4,508	TPG, Inc.	157,780
4,611	Vitesse Energy, Inc.	108,958
		1,287,371
	AUTOMOTIVE - 0.2%
3,173	Miller Industries, Inc.	126,095
1,807	Modine Manufacturing Company(a)	88,904
		214,999
	BANKING - 2.0%
2,421	American National Bankshares, Inc.	98,414

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	BANKING - 2.0% (Continued)
8,527	Banco Latinoamericano de Comercio Exterior S.A., E	$207,803
2,625	Bancorp, Inc. (The)(a)	102,401
2,034	Bar Harbor Bankshares	52,823
2,400	City Holding Company	231,049
137	First Citizens BancShares, Inc., Class A	201,101
7,595	Home BancShares, Inc.	168,457
3,607	International Bancshares Corporation	161,846
3,188	Mercantile Bank Corporation	109,635
4,836	Merchants Bancorp	162,731
2,838	Northeast Bank	145,504
4,087	OFG Bancorp	137,160
		1,778,924
	BEVERAGES - 0.4%
1,311	Celsius Holdings, Inc.(a)	64,908
205	Coca-Cola Consolidated, Inc.	150,576
940	MGP Ingredients, Inc.	80,323
2,948	Vita Coco Company, Inc. (The)(a)	82,721
		378,528
	BIOTECH & PHARMA - 3.0%
718	Amgen, Inc.	193,602
1,861	ANI Pharmaceuticals, Inc.(a)	92,696
3,051	Arcellx, Inc.(a)	160,269
1,437	Axsome Therapeutics, Inc.(a)	96,926
7,431	Catalyst Pharmaceuticals, Inc.(a)	107,229
5,524	Collegium Pharmaceutical, Inc.(a)	141,580
2,977	Crinetics Pharmaceuticals, Inc.(a)	94,639
765	Cytokinetics, Inc.(a)	25,612
1,996	Gilead Sciences, Inc.	152,894
3,637	Ideaya Biosciences, Inc.(a)	114,384
8,514	ImmunoGen, Inc.(a)	249,885
1,561	Intra-Cellular Therapies, Inc.(a)	95,799
1,265	Krystal Biotech, Inc.(a)	131,851
4,269	Mirum Pharmaceuticals, Inc.(a)	136,907
3,747	Prestige Consumer Healthcare, Inc.(a)	214,890

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	BIOTECH & PHARMA - 3.0% (Continued)
273	Regeneron Pharmaceuticals, Inc.(a)	$224,900
1,028	Seagen, Inc.(a)	219,180
693	Vertex Pharmaceuticals, Inc.(a)	245,883
		2,699,126
	CHEMICALS - 1.7%
807	Air Products and Chemicals, Inc.	218,334
1,650	Cabot Corporation	125,235
1,994	Hawkins, Inc.	122,511
3,276	Haynes International, Inc.	160,786
1,394	Innospec, Inc.	146,468
4,490	Koppers Holdings, Inc.	202,813
1,095	Materion Corporation	123,855
487	NewMarket Corporation	258,359
1,825	RPM International, Inc.	187,847
		1,546,208
	COMMERCIAL SUPPORT SERVICES - 3.3%
2,212	Barrett Business Services, Inc.	243,209
3,673	CBIZ, Inc.(a)	212,630
532	Cintas Corporation	294,329
1,148	Clean Harbors, Inc.(a)	185,586
1,052	CorVel Corporation(a)	219,721
5,061	Cross Country Healthcare, Inc.(a)	102,586
6,918	Ennis, Inc.	146,869
896	FTI Consulting, Inc.(a)	197,532
3,925	H&R Block, Inc.	178,274
7,062	Hackett Group, Inc. (The)	157,553
1,436	Huron Consulting Group, Inc.(a)	149,588
1,535	Republic Services, Inc.	248,424
3,730	SP Plus Corporation(a)	190,790
1,551	TriNet Group, Inc.(a)	179,807
1,348	Waste Management, Inc.	230,495
		2,937,393
	CONSTRUCTION MATERIALS - 1.5%
3,985	Apogee Enterprises, Inc.	179,724

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	CONSTRUCTION MATERIALS - 1.5% (Continued)
2,045	Knife River Corporation(a)	$122,046
605	Martin Marietta Materials, Inc.	281,076
8,510	MDU Resources Group, Inc.	162,881
1,561	Simpson Manufacturing Company, Inc.	260,640
668	United States Lime & Minerals, Inc.	141,623
928	Vulcan Materials Company	198,184
		1,346,174
	CONSUMER SERVICES - 1.2%
2,299	Adtalem Global Education, Inc.(a)	130,974
323	Graham Holdings Company, Class B	202,570
922	Grand Canyon Education, Inc.(a)	126,056
14,376	Laureate Education, Inc., Class A	188,757
7,148	Perdoceo Education Corporation	124,518
3,342	Stride, Inc.(a)	202,458
8,897	Universal Technical Institute, Inc.(a)	103,828
		1,079,161
	CONTAINERS & PACKAGING - 0.5%
2,737	Greif, Inc., Class A	191,316
1,452	Packaging Corp of America	243,951
		435,267
	DIVERSIFIED INDUSTRIALS - 0.7%
1,826	General Electric Company	222,407
825	Illinois Tool Works, Inc.	199,823
2,002	ITT, Inc.	216,757
		638,987
	ELECTRIC UTILITIES - 1.6%
2,826	Consolidated Edison, Inc.	254,651
1,854	Constellation Energy Corporation	224,408
3,102	Edison International	207,803
3,738	NRG Energy, Inc.	178,826
12,199	PG&E Corporation(a)	209,457
2,375	Pinnacle West Capital Corporation	177,983
6,047	Vistra Corporation	214,124
		1,467,252

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	ELECTRICAL EQUIPMENT - 3.4%
1,683	AMETEK, Inc.	$261,252
2,613	Amphenol Corporation, Class A	237,757
8,375	API Group Corporation(a)	254,181
1,189	Atkore International Group, Inc.(a)	154,451
936	Badger Meter, Inc.	137,938
4,223	BWX Technologies, Inc.	329,522
4,246	Kimball Electronics, Inc.(a)	104,621
474	Lennox International, Inc.	192,757
6,666	LSI Industries, Inc.	87,391
3,800	nVent Electric PLC	202,350
1,721	OSI Systems, Inc.(a)	212,182
2,261	Otis Worldwide Corporation	193,971
1,123	Powell Industries, Inc.	93,389
2,556	SPX Technologies, Inc.(a)	218,052
1,066	Trane Technologies PLC	240,287
3,550	Vertiv Holdings Company	154,993
		3,075,094
	ENGINEERING & CONSTRUCTION - 1.8%
1,931	AECOM	171,589
2,463	Arcosa, Inc.	182,755
1,024	Comfort Systems USA, Inc.	198,226
2,829	Construction Partners, Inc., Class A(a)	118,705
933	EMCOR Group, Inc.	198,281
3,140	Fluor Corporation(a)	119,414
5,148	Granite Construction, Inc.	236,550
1,808	IES Holdings, Inc.(a)	126,506
1,434	Sterling Infrastructure, Inc.(a)	91,073
2,051	VSE Corporation	123,942
		1,567,041
	ENTERTAINMENT CONTENT - 0.1%
3,030	Fox Corporation - Class B	83,810

	FOOD - 0.9%
5,743	BellRing Brands, Inc.(a)	303,806

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	FOOD - 0.9% (Continued)
2,989	Cal-Maine Foods, Inc.	$143,233
946	J & J Snack Foods Corporation	155,664
2,031	Post Holdings, Inc.(a)	173,508
		776,211
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
1,265	Boise Cascade Company	138,265
3,242	Sylvamo Corporation	163,008
2,025	UFP Industries, Inc.	222,000
		523,273
	GAMING REIT - 0.5%
4,472	Gaming and Leisure Properties, Inc.	208,977
7,734	VICI Properties, Inc.	231,169
		440,146
	GAS & WATER UTILITIES - 0.2%
3,672	Consolidated Water Company Ltd.	132,522

	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,863	Acadia Healthcare Company, Inc.(a)	135,980
2,738	Cardinal Health, Inc.	293,186
474	Chemed Corporation	268,758
431	Elevance Health, Inc.	206,660
2,776	Encompass Health Corporation	180,912
2,012	Ensign Group, Inc. (The)	215,425
511	ICON PLC, ADR(a)	136,406
609	McKesson Corp.	286,571
668	Medpace Holdings, Inc.(a)	180,841
3,058	National HealthCare Corporation	234,151
		2,138,890
	HEALTH CARE REIT - 0.5%
8,777	CareTrust REIT, Inc.	202,573
8,573	Omega Healthcare Investors, Inc.	272,194
		474,767
	HOME CONSTRUCTION - 1.7%
4,550	Beazer Homes USA, Inc.(a)	119,711

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	HOME CONSTRUCTION - 1.7% (Continued)
4,276	Forestar Group, Inc.(a)	$130,546
4,797	Griffon Corporation	223,205
2,634	KB Home	137,231
1,451	M/I Homes, Inc.(a)	153,095
9,867	Masterbrand, Inc.(a)	132,415
1,437	Meritage Homes Corporation	203,048
3,012	PGT Innovations, Inc.(a)	96,956
2,000	PulteGroup, Inc.	176,840
1,892	Toll Brothers, Inc.	162,504
		1,535,551
	HOTEL REIT - 0.3%
5,077	Host Hotels & Resorts, Inc.	88,695
2,224	Ryman Hospitality Properties, Inc.	223,178
		311,873
	HOUSEHOLD PRODUCTS - 0.9%
3,173	Central Garden & Pet Company(a)	128,760
16,264	Coty, Inc., Class A(a)	185,410
822	elf Beauty, Inc.(a)	97,070
781	Inter Parfums, Inc.	97,750
4,336	Quanex Building Products Corporation	133,505
4,513	Reynolds Consumer Products, Inc.	118,421
		760,916
	INDUSTRIAL INTERMEDIATE PROD - 0.7%
1,624	EnPro Industries, Inc.	208,570
4,842	Mueller Industries, Inc.	201,088
858	RBC Bearings, Inc.(a)	221,142
		630,800
	INDUSTRIAL SUPPORT SERVICES - 2.2%
1,408	Applied Industrial Technologies, Inc.	225,379
7,356	Core & Main, Inc.(a)	257,681
4,158	DXP Enterprises, Inc.(a)	121,746
1,113	Ferguson PLC	190,701
2,159	MSC Industrial Direct Company, Inc., Class A	210,330
2,753	RB Global, Inc.	175,311

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.2% (Continued)
1,267	Transcat, Inc.(a)	$124,141
240	United Rentals, Inc.	114,245
535	Watsco, Inc.	204,493
891	WESCO International, Inc.	138,862
223	WW Grainger, Inc.	175,320
		1,938,209
	INSTITUTIONAL FINANCIAL SERVICES – 1.0%
2,044	Cboe Global Markets, Inc.	372,397
2,208	Interactive Brokers Group, Inc., Class A	171,871
1,957	PJT Partners, Inc., Class A	176,247
2,064	StoneX Group, Inc.(a)	126,172
		846,687
	INSURANCE - 7.1%
2,898	Aflac, Inc.	239,694
2,880	American Equity Investment Life Holding Company(a)	158,861
3,182	American International Group, Inc.	209,407
3,524	AMERISAFE, Inc.	169,716
609	Aon PLC, Class A	200,050
3,027	Arch Capital Group Ltd.(a)	253,330
924	Arthur J Gallagher & Company	230,076
3,153	Assured Guaranty Ltd.	214,120
3,436	Axis Capital Holdings Ltd.	193,584
3,204	Brown & Brown, Inc.	239,467
1,080	Chubb Ltd.	247,784
6,954	CNO Financial Group, Inc.	184,281
3,848	Employers Holdings, Inc.	147,417
1,915	Globe Life, Inc.	235,794
2,592	Hartford Financial Services Group, Inc. (The)	202,591
2,807	Jackson Financial, Inc., Class A	133,978
3,905	Loews Corporation	274,482
1,635	Marsh & McLennan Companies, Inc.	326,052
5,171	NMI Holdings, Inc., Class A(a)	142,203
11,198	Old Republic International Corporation	328,213
1,144	Primerica, Inc.	239,679

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	INSURANCE - 7.1% (Continued)
1,090	Progressive Corporation (The)	$178,793
5,168	Radian Group, Inc.	132,869
1,577	Reinsurance Group of America, Inc.	257,146
654	RenaissanceRe Holdings Ltd.	140,191
1,128	RLI Corporation	152,957
3,911	Ryan Specialty Holdings, Inc., Class A(a)	179,398
1,544	Selective Insurance Group, Inc.	157,009
15,106	SiriusPoint Ltd.(a)	161,332
5,538	Tiptree, Inc.	103,228
8,790	Universal Insurance Holdings, Inc.	149,078
2,676	Voya Financial, Inc.	191,361
		6,374,141
	INTERNET MEDIA & SERVICES - 0.5%
2,483	GoDaddy, Inc., Class A(a)	248,449
3,462	Yelp, Inc.(a)	151,324
		399,773
	LEISURE FACILITIES & SERVICES - 1.5%
3,281	Atlanta Braves Holdings, Inc.(a)	117,952
560	Churchill Downs, Inc.	64,831
1,192	Hilton Worldwide Holdings, Inc.	199,683
1,843	Hyatt Hotels Corporation, Class A	211,502
5,090	International Game Technology plc	136,056
962	Marriott International, Inc., Class A	194,997
11,970	OneSpaWorld Holdings Ltd.(a)	144,239
1,071	Royal Caribbean Cruises Ltd.(a)	115,090
3,635	Target Hospitality Corporation(a)	39,658
624	Wingstop, Inc.	149,985
		1,373,993
	LEISURE PRODUCTS - 0.4%
3,541	Acushnet Holdings Corporation	200,067
536	Axon Enterprise, Inc.(a)	123,210
		323,277
	MACHINERY - 3.7%
1,044	AGCO Corporation	118,525

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	MACHINERY - 3.7% (Continued)
827	Alamo Group, Inc.	$151,920
4,715	Cadre Holdings, Inc.	151,823
433	Caterpillar, Inc.	108,562
6,920	CECO Environmental Corporation(a)	133,210
1,037	CSW Industrials, Inc.	183,891
980	Curtiss-Wright Corporation	209,622
518	Deere & Company	188,764
4,342	Enerpac Tool Group Corporation	118,537
1,736	Esab Corporation	133,932
3,402	Federal Signal Corporation	234,534
1,546	Franklin Electric Company, Inc.	137,594
3,446	Ingersoll Rand, Inc.	246,148
920	Kadant, Inc.	239,770
1,297	MSA Safety, Inc.	225,860
397	Parker-Hannifin Corporation	171,972
791	Snap-on, Inc.	217,280
1,070	Standex International Corporation	143,187
2,096	Tennant Company	179,460
		3,294,591
	MEDICAL EQUIPMENT & DEVICES - 0.7%
5,235	Boston Scientific Corporation(a)	292,584
3,237	RxSight, Inc.(a)	97,628
755	Stryker Corporation	223,729
		613,941
	METALS & MINING - 1.2%
618	Alpha Metallurgical Resources, Inc.	173,386
584	Arch Resources, Inc.	96,921
1,743	CONSOL Energy, Inc.	185,926
918	Encore Wire Corporation	169,187
2,617	Southern Copper Corporation	188,241
12,295	SunCoke Energy, Inc.	114,466
1,996	Warrior Met Coal, Inc.	111,716
		1,039,843

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	MORTGAGE FINANCE - 0.6%
13,860	Franklin BSP Realty Trust, Inc.	$181,289
14,330	Ladder Capital Corporation	160,639
18,592	Rithm Capital Corporation	192,985
		534,913
	OIL & GAS PRODUCERS - 5.5%
17,180	Antero Midstream Corporation	228,838
2,013	APA Corporation	72,468
2,795	California Resources Corporation	143,132
667	Cheniere Energy, Inc.	121,494
1,404	Chesapeake Energy Corporation	112,755
850	Chord Energy Corporation	137,819
1,511	Civitas Resources, Inc.	103,791
1,109	ConocoPhillips	128,167
3,427	Coterra Energy, Inc.	89,959
2,715	CVR Energy, Inc.	86,256
3,367	Delek US Holdings, Inc.	91,380
612	Diamondback Energy, Inc.	94,499
3,470	DT Midstream, Inc.	198,796
811	EOG Resources, Inc.	99,810
9,829	Equitrans Midstream Corporation	92,196
1,471	Gulfport Energy Corporation(a)	201,586
810	Hess Corporation	113,854
8,155	Kinder Morgan, Inc.	143,283
1,633	Laredo Petroleum, Inc.(a)	73,224
3,527	Magnolia Oil & Gas Corporation, Class A	75,831
3,819	Marathon Oil Corporation	97,117
1,694	Marathon Petroleum Corporation	252,727
1,472	Matador Resources Company	85,199
2,358	Murphy Oil Corporation	100,852
439	Murphy USA, Inc.	162,232
3,107	Northern Oil and Gas, Inc.	116,264
1,322	Occidental Petroleum Corporation	78,196
2,969	ONEOK, Inc.	204,416
1,697	Ovintiv, Inc.	75,245

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	OIL & GAS PRODUCERS - 5.5% (Continued)
5,325	Par Pacific Holdings, Inc.(a)	$182,488
2,656	PBF Energy, Inc., Class A	117,926
7,789	Permian Resources Corporation	102,347
1,541	Phillips 66	198,619
375	Pioneer Natural Resources Company	86,865
2,851	Range Resources Corporation	92,658
2,156	Targa Resources Corporation	195,010
1,100	Valero Energy Corporation	137,896
6,139	Williams Companies, Inc. (The)	225,854
		4,921,049
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
13,553	Archrock, Inc.	196,382
15,547	Borr Drilling Ltd.(a)	97,946
4,303	ChampionX Corporation	126,164
5,435	Diamond Offshore Drilling, Inc.(a)	69,948
3,233	Halliburton Company	119,718
10,769	Helix Energy Solutions Group, Inc.(a)	100,367
1,747	Helmerich & Payne, Inc.	63,294
6,778	Liberty Oilfield Services, Inc., Class A	134,543
3,762	Noble Corp plc	173,579
3,197	Oceaneering International, Inc.(a)	66,050
4,950	Patterson-UTI Energy, Inc.	57,965
1,970	Schlumberger Ltd.	102,519
5,679	TechnipFMC plc	117,669
3,807	Thermon Group Holdings, Inc.(a)	114,781
1,495	Tidewater, Inc.(a)	89,820
2,175	Valaris Ltd.(a)	149,205
1,245	Weatherford International plc(a)	112,909
		1,892,859
	PUBLISHING & BROADCASTING - 0.3%
1,890	Liberty Media Corp-Liberty Formula One Series C(a)	120,317
2,045	Liberty Media Corp-Liberty Formula One Series A(a)	117,240
		237,557

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
10,275	CoreCivic, Inc.(a)	$148,679

	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
2,004	McGrath RentCorporation	203,787

	RENEWABLE ENERGY - 0.1%
2,388	REX American Resources Corporation(a)	117,060

	RETAIL - CONSUMER STAPLES - 0.7%
2,655	BJ’s Wholesale Club Holdings, Inc.(a)	171,460
1,138	Casey’s General Stores, Inc.	313,405
3,423	Sprouts Farmers Market, Inc.(a)	147,463
		632,328
	RETAIL - DISCRETIONARY - 2.7%
2,133	Abercrombie & Fitch Company, Class A(a)	161,873
715	Asbury Automotive Group, Inc.(a)	150,021
2,605	Beacon Roofing Supply, Inc.(a)	209,338
3,863	Caleres, Inc.	117,281
5,106	Ethan Allen Interiors, Inc.	137,045
805	Group 1 Automotive, Inc.	227,092
274	O’Reilly Automotive, Inc.(a)	269,173
891	Penske Automotive Group, Inc.	133,026
4,207	PetIQ, Inc.(a)	73,286
1,612	Ross Stores, Inc.	210,173
4,738	Rush Enterprises, Inc., Class A	187,956
3,727	Rush Enterprises, Inc., Class B	162,534
2,359	TJX Companies, Inc. (The)	207,851
423	Winmark Corporation	181,890
		2,428,539
	RETAIL REIT - 0.7%
8,204	Kite Realty Group Trust	173,268
4,437	Phillips Edison & Company, Inc.	156,360
10,789	Tanger Factory Outlet Centers, Inc.	269,293
		598,921

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	SEMICONDUCTORS - 1.7%
4,455	Amkor Technology, Inc.	$125,497
847	Analog Devices, Inc.	155,323
596	Axcelis Technologies, Inc.(a)	74,071
4,014	CTS Corporation	155,543
357	KLA Corporation	194,430
182	Lam Research Corporation	130,297
1,602	MACOM Technology Solutions Holdings, Inc.(a)	134,536
1,846	Microchip Technology, Inc.	154,030
240	Monolithic Power Systems, Inc.	131,693
843	Onto Innovation, Inc.(a)	118,871
2,046	Rambus, Inc.(a)	138,453
		1,512,744
	SOFTWARE - 2.8%
1,127	Agilysys, Inc.(a)	97,023
979	Appfolio, Inc., Class A(a)	185,276
3,354	Box, Inc., Class A(a)	87,774
2,199	Braze, Inc.(a)	120,813
554	Cadence Design Systems, Inc.(a)	151,392
3,004	Donnelley Financial Solutions, Inc.(a)	177,296
475	Duolingo, Inc.(a)	100,838
6,845	Instructure Holdings, Inc.(a)	178,997
636	Manhattan Associates, Inc.(a)	141,860
448	Palo Alto Networks, Inc.(a)	132,200
1,243	PTC, Inc.(a)	195,598
926	Qualys, Inc.(a)	171,162
1,064	SPS Commerce, Inc.(a)	183,306
525	Synopsys, Inc.(a)	285,196
13,302	Verra Mobility Corporation(a)	267,104
		2,475,835
	SPECIALTY FINANCE – 1.6%
8,499	Enact Holdings, Inc.	235,507
4,205	Essent Group Ltd.	203,270
2,166	FirstCash Holdings, Inc.	242,592
3,349	FTAI Aviation Ltd.	138,012

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	SPECIALTY FINANCE – 1.6% (Continued)
10,212	MGIC Investment Corporation	$179,629
4,524	Mr Cooper Group, Inc.(a)	273,793
2,233	PennyMac Financial Services, Inc.	173,705
		1,446,508
	SPECIALTY REIT - 0.2%
3,131	Iron Mountain, Inc.	200,854

	STEEL - 1.0%
3,035	ATI, Inc.(a)	133,388
2,749	Carpenter Technology Corporation	194,657
913	Nucor Corporation	155,183
1,708	Olympic Steel, Inc.	96,553
613	Reliance Steel & Aluminum Company	168,734
867	Steel Dynamics, Inc.	103,286
		851,801
	TECHNOLOGY HARDWARE - 2.0%
971	Arista Networks, Inc.(a)	213,338
8,451	Arlo Technologies, Inc.(a)	76,820
2,924	Avnet, Inc.	136,726
8,270	Comtech Telecommunications Corporation	97,669
2,037	Crane NXT Company	104,824
628	Fabrinet(a)	101,673
12,026	Hewlett Packard Enterprise Company	203,360
2,150	InterDigital, Inc.	214,828
1,536	Jabil, Inc.	177,132
860	Motorola Solutions, Inc.	277,668
2,794	Pure Storage, Inc., Class A(a)	93,068
445	Super Micro Computer, Inc.(a)	121,694
		1,818,800
	TECHNOLOGY SERVICES - 3.5%
578	Automatic Data Processing, Inc.	132,894
2,570	Booz Allen Hamilton Holding Corporation	321,584
1,241	Broadridge Financial Solutions, Inc.	240,531
937	CACI International, Inc., Class A(a)	300,730

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	TECHNOLOGY SERVICES - 3.5% (Continued)
997	CDW Corporation	$210,247
3,765	ExlService Holdings, Inc.(a)	106,813
134	Fair Isaac Corporation(a)	145,738
584	Gartner, Inc.(a)	253,947
1,235	ICF International, Inc.	172,838
1,719	Insight Enterprises, Inc.(a)	260,291
1,389	International Business Machines Corporation	220,240
2,780	Parsons Corporation(a)	173,166
2,531	Science Applications International Corporation	297,165
1,338	Verisk Analytics, Inc.	323,033
		3,159,217
	TRANSPORTATION & LOGISTICS - 2.8%
959	ArcBest Corporation	114,303
5,039	Ardmore Shipping Corporation	68,530
11,286	DHT Holdings, Inc.	112,409
3,353	Dorian, L.P.G Ltd.	142,033
4,435	FLEX LNG Ltd.	128,704
4,278	Golar LNG Ltd.	92,105
2,328	International Seaways, Inc.	106,250
2,326	Kirby Corporation(a)	178,521
2,525	Knight-Swift Transportation Holdings, Inc.	135,795
6,689	Marten Transport Ltd.	126,088
457	Old Dominion Freight Line, Inc.	177,800
1,896	Ryder System, Inc.	203,137
275	Saia, Inc.(a)	107,357
2,985	Scorpio Tankers, Inc.	163,847
18,945	SFL Corp Ltd.	215,215
3,949	Teekay Tankers Ltd., Class A	196,226
3,825	Werner Enterprises, Inc.	153,038
1,293	XPO Logistics, Inc.(a)	111,560
		2,532,918
	TRANSPORTATION EQUIPMENT - 0.9%
3,085	Allison Transmission Holdings, Inc.	164,986
656	Cummins, Inc.	147,049

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 83.9% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9% (Continued)
1,985	PACCAR, Inc.	$182,263
3,810	Wabash National Corporation	83,515
1,776	Westinghouse Air Brake Technologies Corporation	207,010
		784,823
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,506	Performance Food Group Company(a)	163,015

	WHOLESALE - DISCRETIONARY - 0.8%
6,124	Copart, Inc.(a)	307,547
1,700	ePlus, Inc.(a)	107,916
7,188	Hudson Technologies, Inc.(a)	88,772
2,602	PC Connection, Inc.	155,157
		659,392

	TOTAL COMMON STOCKS (Cost $67,553,552)	74,921,688

Shares		Yield Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 0.0%(b)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
313	Brookfield Property Preferred, L.P. (Cost $4,758)	11.6300	7/26/2081	4,207

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.1%
	U.S. TREASURY BILL — 11.1%
10,000,000	United States Treasury Bill(c) (Cost $9,908,636)	5.2800	02/01/2024	9,909,622

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
2,093	Novartis A.G. (Cost $0)	12/31/2029	$4	$—

	TOTAL INVESTMENTS - 95.0% (Cost $77,466,946)			$84,835,517
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%			4,494,614
	NET ASSETS - 100.0%			$89,330,131

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Zero coupon bond.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

	Longboard Managed
	Futures Strategy
	Fund *	Longboard Fund
ASSETS
Investment in securities at cost	$14,803,238	$77,466,946
Investment in securities at fair value	$14,803,875	$84,835,517
Cash	19,288,524	4,292,517
Cash Deposits with Broker	7,480,908	20,155
Net unrealized appreciation from open futures contracts	151,998	—
Receivable for securities sold	—	258,591
Receivable for und shares sold	—	2,324
Dividends and interest receivable	—	114,867
TOTAL ASSETS	41,725,305	89,523,971

LIABILITIES
Unrealized depreciation on forward foreign currency exchange contracts	22,048	—
Payable for investments purchased	14,803,237	—
Investment advisory fees payable	68,274	148,477
Payable for I und shares redeemed	—	44,912
Distribution (12b-1) fees payable	265	451
	14,893,824	193,840
NET ASSETS	$26,831,481	$89,330,131

Net Assets Consist Of:
Paid in capital	80,862,827	100,951,806
Accumulated deficit	(54,031,346)	(11,621,675)
NET ASSETS	$26,831,481	$89,330,131

Net Asset Value Per Share:
Class A Shares:
Net Assets	$420,957	$2,550,065
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	41,584	208,927
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.12	$12.21
Maximum offering price per share (maximum sales charge of 5.75%)	$10.74	$12.95

Class I Shares:
Net Assets	$26,410,524	$86,780,066
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,563,807	7,115,600
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.30	$12.20

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2023

	Longboard Managed
	Futures Strategy
	Fund *	Longboard Fund
INVESTMENT INCOME
Dividends (Net of tax witholding of $0 and $302)	$—	$695,756
Interest	374,255	42,735
TOTAL INVESTMENT INCOME	374,255	738,491

EXPENSES
Investment advisory fees	438,648	940,688
Distribution (12b-1) fees: Class A	563	3,643
TOTAL EXPENSES	439,211	944,331

NET INVESTMENT LOSS	(64,956)	(205,840)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	—	(2,238,836)
Forward foreign currency exchange contracts	374,944	—
Future contracts	350,690	—
Translation of foreign currencies	(53,647)	—
	671,987	(2,238,836)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,778)	8,148,395
Forward foreign currency exchange contracts	(269,195)	—
Future contracts	(356,335)	—
Translation of foreign currencies	31,205	—
	(596,103)	8,148,395
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	75,884	5,909,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,928	$5,703,719

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
FROM OPERATIONS
Net investment loss	$(64,956)	$(535,651)
Net realized gain from forward foreign currency exchange contracts, futures contracts and translation of foreign currencies	671,987	1,850,701
Net change in unrealized depreciation of investments, forward foreign currency exchange contracts, futures contracts, and translation of foreign currencies	(596,103)	(1,040,407)
Net increase in net assets resulting from operations	10,928	274,643

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(13,518)
Class I	—	(885,259)
Net decrease in net assets from distributions to shareholders	—	(898,777)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	303,087	1,300,688
Net asset value of shares issued in reinvestment of distributions
Class A	—	13,050
Class I	—	827,209
Payments for shares redeemed
Class A	(50,638)	(137,877)
Class I	(4,269,873)	(10,013,263)
Net decrease in net assets from shares of beneficial interest	(4,017,424)	(8,010,193)

TOTAL DECREASE IN NET ASSETS	(4,006,496)	(8,634,327)

NET ASSETS
Beginning of Period	30,837,977	39,472,304
End of Period	$26,831,481	$30,837,977

SHARE ACTIVITY
CLASS A:
Shares Reinvested	—	1,328
Shares Redeemed	(4,959)	(13,675)
Net decrease in shares of beneficial interest outstanding	(4,959)	(12,347)

CLASS I:
Shares Sold	29,183	126,858
Shares Reinvested	—	82,887
Shares Redeemed	(411,485)	(944,673)
Net decrease in shares of beneficial interest outstanding	(382,302)	(734,928)

See accompanying notes to consolidated financial statements.

Longboard Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
FROM OPERATIONS
Net investment income (loss)	$(205,840)	$833,671
Net realized loss from investments and swap contracts	(2,238,836)	(10,104,333)
Net change in unrealized appreciation (depreciation) on investments and swap contracts	8,148,395	(1,657,040)
Net increase (decrease) in net assets resulting from operations	5,703,719	(10,927,702)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(203,151)
Class I	—	(7,572,773)
Total distributions paid:
Class A	(105,326)	(728)
Class I	(3,274,328)	(33,230)
Net decrease in net assets from distributions to shareholders	(3,379,654)	(7,809,882)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	201,570	1,367,577
Class I	3,400,547	20,007,043
Net asset value of shares issued in reinvestment of distributions
Class A	105,322	203,861
Class I	3,208,307	7,462,098
Payments for shares redeemed:
Class A	(758,082)	(615,184)
Class I	(16,408,329)	(24,029,285)
Net increase (decrease) in net assets from shares of beneficial interest	(10,250,665)	4,396,110

TOTAL DECREASE IN NET ASSETS	(7,926,600)	(14,341,474)

NET ASSETS
Beginning of Period	97,256,731	111,598,205
End of Period	$89,330,131	$97,256,731

SHARE ACTIVITY
CLASS A:
Shares sold	16,045	104,357
Shares reinvested	8,625	15,373
Shares redeemed	(62,171)	(47,616)
Net increase (decrease) in shares of beneficial interest outstanding	(37,501)	72,114

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	276,147	1,539,908
Shares reinvested	263,107	561,598
Shares redeemed	(1,328,623)	(1,854,219)
Net increase (decrease) in shares of beneficial interest outstanding	(789,369)	247,287

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Net asset value, beginning of period	$10.14		$10.38	$10.11	$9.33	$9.19	$10.59
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.19)	(0.31)	(0.29)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	0.02		0.21	0.90	1.28	0.34	(1.21)
Total from investment operations	(0.02)		0.02	0.59	0.99	0.14	(1.40)
Less distributions from:
Net investment income	—		(0.26)	(0.32)	(0.21)	—	—
Net realized gains	—		—	—	—	—	(0.00	) (4)
Total distributions	—		(0.26)	(0.32)	(0.21)	—	(0.00	) (4)
Net asset value, end of period	$10.12		$10.14	$10.38	$10.11	$9.33	$9.19
Total return (2)	(0.20	)% (6)	0.23%	6.19%	10.94%	1.52%	(13.19)%
Net assets, at end of period (000s)	$421		$472	$611	$916	$1,796	$4,304
Ratio of total expenses to average net assets	3.24	% (5)	3.24%	3.24%	3.24%	3.24%	3.19%
Ratio of net investment loss to average net assets	(0.69	)% (5)	(1.85)%	(3.23)%	(3.20)%	(2.10)%	(1.87)%
Portfolio turnover rate (3)	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(4)	Amounts represents less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Net asset value, beginning of period	$10.31		$10.56	$10.29	$9.52	$9.35	$10.74
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.16)	(0.29)	(0.28)	(0.18)	(0.16)
Net realized and unrealized gain (loss) on investments	0.01		0.20	0.92	1.31	0.35	(1.23)
Total from investment operations	(0.01)		0.04	0.63	1.03	0.17	(1.39)
Less distributions from:
Net investment income	—		(0.29)	(0.36)	(0.26)	—	—
Net realized gains	—		—	—	—	—	(0.00	) (4)
Total distributions	—		(0.29)	(0.36)	(0.26)	—	(0.00	) (4)
Net asset value, end of period	$10.30		$10.31	$10.56	$10.29	$9.52	$9.35
Total return (2)	(0.10)	% (6)	0.48%	6.53%	11.23%	1.82%	(12.91)%
Net assets, at end of period (000s)	$26,411		$30,366	$38,861	$41,668	$74,029	$149,314
Ratio of total expenses to average net assets	2.99	% (5)	2.99%	2.99%	2.99%	2.99%	2.94%
Ratio of net investment loss to average net assets	(0.44	)% (5)	(1.59)%	(2.98)%	(2.95)%	(1.86)%	(1.59)%
Portfolio turnover rate (3)	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(4)	Amounts represents less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the	For the
	November 30, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2023		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Net asset value, beginning of period	$11.94		$14.26		$15.32	$11.92	$10.18	$11.07
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.09		(0.33)	(0.30)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investments	0.72		(1.46)		(0.22)	3.70	1.89	(0.50)
Total from investment operations	0.68		(1.37)		(0.55)	3.40	1.74	(0.60)
Less distributions from:
Net investment income	(0.41)		(0.00	) (4)	—	—	—	(0.29)
Return of Capital	—		(0.95)		(0.51)	—	—	—
Total distributions	(0.41)		(0.95)		(0.51)	—	—	(0.29)
Net asset value, end of period	$12.21		$11.94		$14.26	$15.32	$11.92	$10.18
Total return (2)	5.78	% (6)	(10.14)%		(3.75)%	28.52%	17.09%	(5.39)%
Net assets, at end of period (000s)	$2,550		$2,942		$2,486	$1,678	$1,164	$905
Ratio of total expenses to average net assets (3)	2.24	% (5)	2.24%		2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets	(0.69	)% (5)	0.65%		(2.13)%	(2.21)%	(1.33)%	(0.96)%
Portfolio turnover rate	0	% (6)	0%		0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the	For the
	November 30, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2023		May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Net asset value, beginning of period	$11.93		$14.25		$15.29	$11.87	$10.11	$10.96
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.10		(0.29)	(0.28)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	0.73		(1.44)		(0.21)	3.70	1.88	(0.46)
Total from investment operations	0.70		(1.34)		(0.50)	3.42	1.76	(0.55)
Less distributions from:
Net investment income	(0.43)		(0.00	) (4)	—	—	—	(0.30)
Return of Capital	—		(0.98)		(0.54)	—	—	—
Total distributions	(0.43)		(0.98)		(0.54)	—	—	(0.30)
Net asset value, end of period	$12.20		$11.93		$14.25	$15.29	$11.87	$10.11
Total return (2)	5.92	% (6)	(9.92)%		(3.47)%	28.81%	17.41%	(4.91)%
Net assets, at end of period (000s)	$86,780		$94,315		$109,112	$75,832	$12,769	$10,025
Ratio of total expenses to average net assets (3)	1.99	% (5)	1.99%		1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	(0.43	)% (5)	0.80%		(1.89)%	(1.97)%	(1.07)%	(0.81)%
Portfolio turnover rate	0	% (6)	0%		0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
November 30, 2023

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Fund (“LF”) (formerly known as Longboard Alternative Growth Fund), (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LF commenced operations on March 19, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings;(iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency exchange contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2023 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

LMFSF

Assets *	Level 1	Level 2		Level 3	Total
U.S. Treasury Bill	$—	$14,803,875		$—	$14,803,875
Net unrealized appreciation (depreciation) Open Future Contracts	151,998	—		—	151,998
Total	$151,998	$14,803,875		$—	$14,955,873

Liabilities *	Level 1	Level 2		Level 3	Total
Net unrealized appreciation (depreciation) Forward Foreign Currency Exchange Contracts	$—	$22,048		—	$22,048
Total	$—	$22,048		$—	$22,048

LF

Assets *	Level 1	Level 2		Level 3	Total
Common Stocks	$74,921,688	$—		$—	$74,921,688
U.S. Treasury Bill	—	9,909,622		—	9,909,622
Preferred Stock	4,207	—		—	4,207
Right	—	—	^	—	—
Total	$74,925,895	$9,909,622		$—	$84,835,517

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0.

Offsetting of Financial Assets and Derivative Assets

The following table presents LMFSF’s derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2023.

LMFSF

Gross Amounts Not Offset in the
Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
		Consolidated	the Consolidated
	Gross Amounts of	Statements of Assets	Statements of Assets	Financial	Cash Collateral
	Recognized Assets	& Liabilities	& Liabilities	Instruments	Received		Net Amount
Future Contracts *	$533,861	$(381,863)	$151,998	$—	$—	(1)	$—
Total	$533,861	$(381,863)	$151,998	$—	$—		$—

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

LMFSF

Gross Amounts Not Offset in the
Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Consolidated	the Consolidated
	Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged		Net Amount
Forward Foreign Currency Contracts **	$272,401	$(294,449)	$(22,048)	$—	$22,048	(1)	$—
Total	$272,401	$(294,449)	$(22,048)	$—	$22,048		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.

*	Counterparty for the Future Contracts is Marex.

**	Counterparty for the Forward Foreign Currency Contracts is Jefferies Financial Services, Inc.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

	Inception Date of	LFL Net Assets at	% Of Net Assets at
	LFL	November 30, 2023	November 30, 2023
LFL	8/15/2012	$3,823,567	14.25%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s Consolidated Statements of Assets and Liabilities as of November 30, 2023:

LMFSF

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of Assets and		Consolidated Statements of Assets and
Primary Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Commodity contracts:	Net Unrealized Appreciation on open futures contracts	$376,131	Net Unrealized Appreciation on open futures contracts	$(169,746)
Equity Contracts:	Net Unrealized Appreciation on open future contracts	100,954	Net Unrealized Appreciation on open futures contracts	(36,825)
Interest rate contracts:	Net Unrealized Appreciation from open future contracts	56,776	Net Unrealized Appreciation from open futures contracts	(175,292)
Foreign exchange contracts:	Net Unrealized Appreciation on forward foreign currency exchange contracts	272,401	Net Unrealized Appreciation on forward foreign currency exchange contracts	(294,449)
		$806,262		$(676,312)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Statements of Operations for the six months ended November 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from forward foreign currency exchange transactions
Net realized gain (loss) from futures contracts
Net realized gain (loss) from swap contracts
Net change in unrealized appreciation (depreciation) from forward foreign currency exchange transactions
Net change in unrealized appreciation (depreciation) from futures contracts
Net change in unrealized appreciation (depreciation) from swap contracts

The following is a summary of each Fund’s realized gain (loss) and net change in unrealized appreciation/(depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for each Fund for the six months ended November 30, 2023:

LMFSF

Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six
					Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2023
Forward Foreign Currency Exchange Contracts	$—	$374,944	$—	$—	$374,944
Futures Contracts	59,618	—	(61,120)	352,192	350,690
Total	$59,618	$374,944	$(61,120)	$352,192	$725,634

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six
					Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2023
Forward Foreign Currency Exchange Contracts	$—	$(269,195)	$—	$—	$(269,195)
Futures Contracts	(269,793)	—	(28,999)	(57,543)	(356,335)
Total	$(269,793)	$(269,195)	$(28,999)	$(57,543)	$(625,530)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for LMFSF and quarterly for LF. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2021 to May 31, 2023 or expected to be taken in the Funds’ May 31, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

Fund	Purchases	Sales
LMFSF	$—	$—
LF	36,512,747	47,528,967

All investments held by LMFSF throughout the six months ended November 30, 2023 had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, LMFSF pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets up to $250 million, 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million. Pursuant to the Advisory Agreement, LF pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2023, LMFSF incurred $438,648 in advisory fees and LF incurred $940,688 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2023, LMFSF paid $563 in 12b-1 fees and LF paid $3,643 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2023, the Distributor received no underwriting commissions, as such, nothing was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LF Class A shares, for the six months ended November 30,

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

2023, the Distributor received $5,858 in underwriting commissions, of which $651 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2023, Charles Schwab & Co. held 63.3% and 48.0% of the voting securities of LMFSF and LF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2023 and May 31, 2022 was as follows:

For the period ended May 31, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Longboard Managed Futures Strategy Fund	$898,777	$—	$—	$898,777
Longboard Fund	33,958	—	7,775,924	7,809,882

For the period ended May 31, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Longboard Managed Futures Strategy Fund	$1,322,039	$—	$—	$1,322,039
Longboard Fund	—	—	3,748,503	3,748,503

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

As of May 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$1,458,145	$—	$(1,108,908)	$(32,758,076)	$(22,407,708)	774,273	$(54,042,274)
Longboard Fund	—	—	(3,822,910)	(9,343,006)	—	(779,824)	(13,945,740)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to mark-to-market on open 1256 futures contracts and foreign currency contracts, and tax adjustments for a wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $31,478 for the Longboard Managed Futures Strategy Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$1,108,908
Longboard Fund	3,822,910

At May 31, 2023, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Longboard Managed Futures Strategy Fund	$27,120,850	$5,637,226	$32,758,076	$425,309
Longboard Fund	6,281,423	3,061,583	9,343,006	—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Longboard Managed Futures Strategy Fund	$14,755,382	$854,755	$(676,312)	$178,443
Longboard Fund	$77,466,946	$8,427,296	$(1,058,725)	$7,368,571

8.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements, other than those disclosed below.

Subsequent to November 30, 2023, the Board approved and the fund declared and paid the following dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Longboard Managed Futures Strategy Fund - Class A	0.5282	12/5/2023	12/6/2023
Longboard Managed Futures Strategy Fund - Class I	0.5607	12/5/2023	12/6/2023

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2023

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 through November 30, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expense Ratio During
	Account Value	Value	Period *	Period **
Actual	6/1/2023	11/30/2023	6/1/2023-11/30/2023	6/1/2023-11/30/2023
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$998.00	$16.18	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	999.00	14.94	2.99%
Longboard Fund - Class A	1,000.00	1,057.80	11.52	2.24%
Longboard Fund - Class I	1,000.00	1,059.20	10.24	1.99%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,008.80	$16.27	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.05	15.03	2.99%
Longboard Fund - Class A	1,000.00	1,013.80	11.28	2.24%
Longboard Fund - Class I	1,000.00	1,015.05	10.02	1.99%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

The Longboard Funds
Additional Information (Unaudited)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) each Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) each Fund’s liquidity risk management program has been effectively implemented.

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 26 and 27, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “Longboard Advisory Agreement”) between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”) and the Longboard Fund, formerly known as the Longboard Alternative Growth Fund (“Longboard Fund” and together with Longboard Managed Futures, the “Longboard Funds”), and Longboard Asset Management, LP (“Longboard”).

Based on their evaluation of the information provided by Longboard, in conjunction with the Longboard Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement with respect to the Longboard Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Longboard Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to each Longboard Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the renewal of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard related to the proposed renewal of the Longboard Advisory Agreement, including Longboard’s ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard, including the individuals that primarily monitor and execute the investment process. The Board noted the efforts made by Longboard to expand its sales team in an effort to aggressively market the Funds and the hiring or rehiring of certain operations and information technology personnel. The Board discussed Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

Longboard’s management of other accounts would conflict with its management of each Longboard Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with each of the Longboard Funds investment limitations, noting that Longboard’s CCO would continually review the portfolio managers’ performance of their duties to ensure compliance under Longboard’s and the Longboard Funds compliance programs. The Board also discussed Longboard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Longboard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Longboard’s representation that the prospectus and statement of additional information for each of the Longboard Funds accurately describe the investment strategies of each of the Longboard Funds. The Board then reviewed the capitalization of Longboard based on representations made by Longboard and concluded that Longboard was sufficiently well-capitalized, or that its control persons had the ability to make additional contributions in order to meet its obligations to the Longboard Funds. The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Longboard to each of the Longboard Funds were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Longboard Managed Futures as compared to its peer group, Morningstar category and benchmark for the one year, three-year, five-year and since inception periods ended June 30, 2023. The Board noted that Longboard Managed Futures outperformed the peer group median and Morningstar category median but underperformed its primary benchmark (Bank of America Merrill Lynch 3-month U.S Treasury Bill Index) for the one year period. For the three year, five year and since inception periods, Longboard Managed Futures underperformed its Morningstar category and peer group median but outperformed its primary benchmark for the three year and since inception periods and underperformed its primary benchmark for the 5 year period. The Board noted that Longboard did not intend to make adjustments to the strategy or investment process and that the Adviser had stated that it will continue to adhere to its trend following model. After further discussion, the Board concluded that overall, Longboard Managed Futures’ past performance was satisfactory and in-line with its investment objective.

The Board also discussed the reports prepared by Broadridge and reviewed the performance of the Longboard Fund as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended June 30, 2023, noting that the Longboard Fund underperformed its peer group median, Morningstar category median and benchmark for the one year period, underperformed its Morningstar category median but outperformed its peer group median and benchmark for the three year period, and outperformed its Morningstar category median, peer group median and benchmark for the five year and since inception periods. The Board recapped earlier discussions with Longboard noting that the Longboard Fund was taking on a higher amount of risk than its peers in exchange for a greater return. The Board further noted that Longboard did not intend to make adjustments to the strategy or investment process. After further discussion, the Board concluded that overall, the Longboard Fund’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Longboard, the Board reviewed and discussed each of the Longboard Fund’s unitary fee and overall operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for each of the Longboard Funds, noting that Longboard pays substantially all expenses of each of the Longboard Funds, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

extraordinary expenses not incurred in the ordinary course of each of the Longboard Funds’ business. The Board also noted that the Longboard Advisory Agreement provides for a breakpoint for the Longboard Managed Futures Fund unitary fee so that the fee decreases from 2.99% to 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million. With respect to the Longboard Fund, the Board noted the unitary fee of 1.99% on Fund assets. Because of the unitary fee structure of each of the Longboard Funds, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the unitary fee, the Board also looked at the all in cost of managing the investment strategy for each of the Longboard Funds and found that total operating expenses, exclusive of certain fees, were capped at 2.99% for the Longboard Managed Futures and 1.99% for the Longboard Fund noting that, with respect to the managed futures strategy of each Fund, Longboard invests in futures contracts directly rather than through total return swaps like many of the Funds’ peers do which can have significant expenses not reflected in a peer fund’s expense ratio. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to each of the Longboard Funds, the unitary fees charged by Longboard were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to each of the Longboard Funds based on profitability reports and analyses reviewed by the Board and the selected financial information provided by Longboard. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of each Fund and the built-in breakpoints, the profits from Longboard’s relationship with the each of the Longboard Funds were not excessive.

Economies of Scale. As to the extent to which each of the Longboard Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Longboard Managed Futures. The Board noted that shareholders would get the benefit of a tiered breakpoint schedule once assets reached the thresholds. The Board also discussed the current size of the Longboard Fund, along with Longboard’s expectations for growth, and concluded that any further material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Longboard Fund separately, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Longboard Advisory Agreement is in the best interests of each Longboard Fund and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Longboard Advisory Agreement was in the best interest of each Longboard Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Longboard Asset Management, LP
P.O. BOX 97730
Phoenix, AZ 85060-7730

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

LBFS-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/7/24